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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985

                        Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2007 through November 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

Pioneer Small Cap
Value Fund
--------------------------------------------------------------------------------
Annual Report | November 30, 2008
--------------------------------------------------------------------------------

Ticker Symbols:

Class A    PIMCX
Class B    PBMOX
Class C    PSVCX
Class R    PSVRX
Class Y    PCAYX

[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             7
Prices and Distributions                                      8
Performance Update                                            9
Comparing Ongoing Fund Expenses                              14
Schedule of Investments                                      16
Financial Statements                                         30
Notes to Financial Statements                                39
Report of Independent Registered Public Accounting Firm      47
Trustees, Officers and Service Providers                     48

                   Pioneer Small Cap Value Fund | Annual Report | 11/30/08     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2     Pioneer Small Cap Value Fund | Annual Report | 11/30/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                   Pioneer Small Cap Value Fund | Annual Report | 11/30/08     3

Portfolio Management Discussion | 11/30/08

Extraordinary market volatility, the spreading credit crisis and weakening business conditions hobbled equity markets and held down results for Pioneer Small Cap Value Fund over the 12 months ended November 30, 2008. In the following pages, portfolio managers Peter Wiley and Scott Zilora review the events that roiled the markets and discuss their current outlook.

Q Please describe the investment background over the 12-month period ended November 30, 2008.

A After rising early in the year, stocks fell sharply beginning last summer. Investor confidence was shaken as major financial institutions failed amid frozen credit markets and the enormous damage caused by securities tied to subprime mortgages. The combination of falling housing values, multiplying foreclosures and rising energy costs left consumers feeling vulnerable. Flagging confidence among consumers removed an important economic underpinning at a time when the economy was already decelerating.

Q    How did the Fund perform over the 12-month period ended November 30, 2008?

A Pioneer Small Cap Value Fund's Class A shares had a total return of -42.95% at net asset value for the 12 months ended November 30, 2008. The result lagged the returns for the Russell 2000 Index and the Russell 2000 Value Index, which returned -37.46% and -33.61%, respectively, for the same 12-month period. During the same period the average return of the 812 Funds in Lipper's Small-Cap Core category was -39.76%.

Q Against that negative background, which of your strategies or holdings had a beneficial impact on the Fund's performance during the 12-month period?

A Although results were highly disappointing, relative performance was positive in the consumer discretionary, financial and health care sectors. The Fund also benefited from some advantageous stock selections.

     Among individual issues, Thoratec, makers of ventricular pumps for patients awaiting heart transplants, stood out as its markets grew dramatically due to a smaller pump that has been developed for female patients. Also in health care, Cubist Pharmaceuticals rose as Cubicin, its antibiotic formulation for severe infections, gained market share in hospitals. Shares of vaccine maker Emergent Bio Solutions rose following FDA approval of BioThrax, which protects against Anthrax. Emergent also signed a large contract to supply BioThrax to the Department of Health and Human Services.

4     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

     In financials, the Fund emphasized Texas banks because of the state's strong, energy-based economy and the absence of bubble conditions in its real estate market. In that setting, Prosperity Bank Shares thrived, thanks to its solid balance sheet and favorable credit trends. Prosperity's shares also held up well despite plunging oil prices.

     Our stock selection process in the consumer discretionary sector focuses on firms that we feel can generate sufficient free cash flow to sustain future growth. Big Lots Stores led the Fund's holdings in the sector, as moves to reinvigorate merchandising helped improve same-store sales and costs were brought down.

     In energy, the Fund took profits in Basic Energy Services early in the year. Basic Energy had participated in expanding exploration activity through its well-maintenance and drilling services.

Q Which holdings or sectors hurt the Fund's overall performance over the 12-month period ended November 30, 2008?

A A sizeable portion of the Fund's shortfall compared to the indices stemmed from poor stock selection in the energy industry. While our focus was on companies that generate cash via current energy production, the market favored stocks with growing reserves as a source of future production. We narrowed the Fund's performance gap in energy starting in July.

     Callon Petroleum was the period's weakest holding for the Fund. Falling oil prices and higher operating costs forced Callon to curtail operations in the Gulf of Mexico, where nearly all of its proven reserves are located. Mariner Energy, an independent oil and gas exploration and production company, also declined. Shares of Crane Aerospace, suppliers of contract engineering and other services, fell due to production delays in Boeing's newest jetliner. Meredith, which owns television stations and publishes several women's magazines, retreated in the face of shrinking advertising commitments.

     Q What is your outlook for the months ahead?

A We do not expect a sharp recovery from the current economic downturn and are approaching the upcoming period very cautiously. Investors continue to assess the possible effects of the government stimulus programs that have been seen and others that may follow. With personal debt at record levels and job losses proliferating, it will be some time before battered consumers regain confidence. In the meantime, households are regaining some fiscal discipline, saving where they can rather than spending. Although there may have been some easing in the credit markets as the 12-month period ended, lenders are still holding back, choking off capital from individual and business borrowers.

                   Pioneer Small Cap Value Fund | Annual Report | 11/30/08     5

     With the macro environment unlikely to boost the markets, stock picking becomes even more crucial. We believe that there are some opportunities out there which may reward investors when the dust settles.

Please refer to the Schedule of Investments on pages 16-29 for a full listing of Fund securities.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

6     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

Portfolio Summary | 11/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks             76.3%
Temporary Cash Investments     22.5%
Exchange Traded Funds           1.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology         19.4%
Health Care                    19.1%
Financials                     19.0%
Industrials                    16.7%
Consumer Discretionary          9.1%
Energy                          5.1%
Utilities                       4.2%
Consumer Staples                3.4%
Materials                       3.0%
Telecommunication Services      1.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Prosperity Bancshares, Inc.            1.15%
---------------------------------------------------
 2.    Interdigital, Inc.                     0.95
---------------------------------------------------
 3.    Texas Capital Bancshares, Inc.         0.95
---------------------------------------------------
 4.    VAALCO Energy, Inc.                    0.93
---------------------------------------------------
 5.    Infinera Corp.                         0.90
---------------------------------------------------
 6.    Sterling Bancshares, Inc.              0.90
---------------------------------------------------
 7.    Alliant Energy Corp.                   0.87
---------------------------------------------------
 8.    Validus Holdings, Ltd.                 0.87
---------------------------------------------------
 9.    Quest Software, Inc.                   0.85
---------------------------------------------------
10.    Knight Capital Group, Inc.             0.84
---------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                   Pioneer Small Cap Value Fund | Annual Report | 11/30/08     7

Prices and Distributions | 11/30/08

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class        11/30/08           11/30/07
       A           $ 13.79            $ 24.17
---------------------------------------------
       B           $ 11.87            $ 20.98
---------------------------------------------
       C           $ 12.74            $ 22.50
---------------------------------------------
       R           $ 13.60            $ 23.92
---------------------------------------------
       Y           $ 14.23            $ 24.78
---------------------------------------------

Distributions per Share: 12/1/07-11/30/08
--------------------------------------------------------------------------------

                   Net
                Investment       Short-Term        Long-Term
     Class        Income       Capital Gains     Capital Gains
       A           $ -             $ -               $ -
       B           $ -             $ -               $ -
       C           $ -             $ -               $ -
       R           $ -             $ -               $ -
       Y           $ -             $ -               $ -
   Investor        $ -             $ -               $ -

Index Definitions
--------------------------------------------------------------------------------
The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

8     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

Performance Update | 11/30/08                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund at public offering price, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

 Average Annual Total Returns
 (As of November 30, 2008)
--------------------------------------------------------------------------------
                                      Net Asset       Public Offering
 Period                               Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 10 Years                                6.18%           5.55%
 5 Years                                -2.54           -3.69
 1 Year                                -42.95          -46.22
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2008)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                         1.49%           1.49%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                   Pioneer         Russell         Russell
                  Small Cap          2000            2000
                  Value Fund        Index        Value Index

11/98                $9,425        $10,000         $10,000
                     11,845         11,567           9,857
11/00                13,889         11,499          11,268
                     16,101         12,053          13,408
11/02                15,432         10,776          13,166
                     19,530         14,687          17,762
11/04                24,414         17,221          21,974
                     27,837         18,624          23,740
11/06                31,960         21,870          28,838
                     30,092         21,614          26,469
11/08                17,169         13,517          17,573

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                   Pioneer Small Cap Value Fund | Annual Report | 11/30/08     9

Performance Update | 11/30/08                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

 Average Annual Total Returns
 (As of November 30, 2008)
--------------------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                5.34%           5.34%
 5 Years                                -3.36           -3.36
 1 Year                                -43.42          -45.69
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2008)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                         2.36%           2.36%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                    Pioneer        Russell         Russell
                   Small Cap         2000            2000
                   Value Fund       Index        Value Index

11/98               $10,000        $10,000         $10,000
                     12,469         11,567           9,857
11/00                14,509         11,499          11,268
                     16,698         12,053          13,408
11/02                15,886         10,776          13,166
                     19,952         14,687          17,762
11/04                24,746         17,221          21,974
                     27,989         18,624          23,740
11/06                31,851         21,870          28,838
                     29,732         21,614          26,469
11/08                16,822         13,517          17,573

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

Performance Update | 11/30/08                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

 Average Annual Total Returns
 (As of November 30, 2008)
--------------------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 9/28/2001                               1.78%           1.78%
--------------------------------------------------------------------------------
 5 Years                                -3.30           -3.30
 1 Year                                -43.38          -43.38
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2008)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                         2.31%           2.31%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                   Pioneer         Russell         Russell
                  Small Cap          2000            2000
                  Value Fund        Index        Value Index

 9/01               $10,000        $10,000         $10,000
                     11,209         11,405          10,999
11/02                10,683         10,196          10,800
                     13,424         13,896          14,570
11/04                16,651         16,295          18,025
                     18,844         17,621          19,474
11/06                21,461         20,693          23,655
                     20,040         20,450          21,712
11/08                11,347         12,790          14,415

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     11

Performance Update | 11/30/08                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

 Average Annual Total Returns
 (As of November 30, 2008)
--------------------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                5.83%           5.83%
 5 Years                                -2.77           -2.77
 1 Year                                -43.14          -43.14
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2008)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                         1.75%           1.75%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                   Pioneer         Russell         Russell
                  Small Cap          2000            2000
                  Value Fund        Index        Value Index

11/98               $10,000        $10,000         $10,000
                     12,501         11,567           9,857
11/00                14,586         11,499          11,268
                     16,825         12,053          13,408
11/02                16,046         10,776          13,166
                     20,281         14,687          17,762
11/04                25,342         17,221          21,974
                     28,846         18,624          23,740
11/06                33,015         21,870          28,838
                     31,003         21,614          26,469
11/08                17,627         13,517          17,573

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

Performance Update | 11/30/08                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

 Average Annual Total Returns
 (As of November 30, 2008)
--------------------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                6.43%           6.43%
 5 Years                                -2.08           -2.08
 1 Year                                -42.57          -42.57
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated April 1, 2008)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                         0.99%           0.99%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                   Pioneer         Russell        Russell
                  Small Cap          2000           2000
                  Value Fund        Index        Value Index

11/98               $10,000        $10,000         $10,000
                     12,563         11,567           9,857
11/00                14,732         11,499          11,268
                     17,078         12,053          13,408
11/02                16,368         10,776          13,166
                     20,715         14,687          17,762
11/04                25,941         17,221          21,974
                     29,737         18,624          23,740
11/06                34,320         21,870          28,838
                     32,470         21,614          26,469
11/08                18,646         13,517          17,573

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on actual returns from June 1, 2008 through November 30, 2008.

-------------------------------------------------------------------------------------------------------
 Share Class                  A                B                C                R                Y
-------------------------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 6/1/08
-------------------------------------------------------------------------------------------------------
 Ending Account          $   595.14       $   592.65       $   592.82       $   593.90       $   597.42
 Value on 11/30/08
-------------------------------------------------------------------------------------------------------
 Expenses Paid           $     6.10       $     9.68       $     9.36       $     7.45       $     3.79
 During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.53%, 2.43%, 2.35%, 1.87% and 0.95% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

14     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2008 through November 30, 2008.

-------------------------------------------------------------------------------------------------------
 Share Class                  A                B                C                R                Y
-------------------------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 6/1/08
-------------------------------------------------------------------------------------------------------
 Ending Account          $ 1,017.35       $ 1,012.85       $ 1,013.25       $ 1,015.65       $ 1,020.25
 Value on 11/30/08
-------------------------------------------------------------------------------------------------------
 Expenses Paid           $     7.72       $    12.23       $    11.83       $     9.42       $     4.80
 During Period*
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.53%, 2.43%, 2.35%, 1.87% and 0.95% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     15

Schedule of Investments | 11/30/08

 Shares                                                               Value
               COMMON STOCKS -- 92.5%
               ENERGY -- 4.8%
               Oil & Gas Equipment & Services -- 0.9%
   123,200     Basic Energy Services, Inc.*                           $  1,414,336
   178,800     Complete Production Services Inc.*                        1,464,372
                                                                      ------------
                                                                      $  2,878,708
----------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 3.9%
   400,900     Callon Petroleum Co.*(b)                               $    982,205
    41,100     Clayton Williams Energy, Inc.*(b)                         1,887,312
    49,400     Comstock Resources, Inc.*                                 2,071,342
   176,000     Mariner Energy, Inc.*                                     1,934,240
   211,800     Rosetta Resources, Inc.*                                  1,594,854
   111,124     Stone Energy Corp.*                                       1,846,881
   466,500     VAALCO Energy, Inc.*                                      2,938,950
                                                                      ------------
                                                                      $ 13,255,784
                                                                      ------------
               Total Energy                                           $ 16,134,492
----------------------------------------------------------------------------------
               MATERIALS -- 2.8%
               Commodity Chemicals -- 0.2%
    94,900     Spartech Corp.                                         $    550,420
----------------------------------------------------------------------------------
               Diversified Metals & Mining -- 0.5%
    32,800     Compass Minerals International, Inc.                   $  1,836,472
----------------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 0.2%
    59,100     Terra Industries, Inc. (b)                             $    869,361
----------------------------------------------------------------------------------
               Paper Products -- 0.4%
   290,700     Buckeye Technologies, Inc.*                            $  1,311,057
----------------------------------------------------------------------------------
               Steel -- 1.5%
   137,500     A.M. Castle & Co.                                      $  1,248,500
    32,000     Olympic Steel, Inc.                                         560,000
    46,800     Reliance Steel & Aluminum Co. (b)                           965,016
   160,800     Worthington Industries, Inc. (b)                          2,135,424
                                                                      ------------
                                                                      $  4,908,940
                                                                      ------------
               Total Materials                                        $  9,476,250
----------------------------------------------------------------------------------
               CAPITAL GOODS -- 9.5%
               Aerospace & Defense -- 0.4%
    56,100     Ceradyne, Inc.*                                        $  1,473,186
----------------------------------------------------------------------------------
               Building Products -- 0.9%
   166,800     Apogee Enterprise, Inc.                                $  1,301,040
   182,800     Insteel Industries, Inc. (b)                              1,784,128
                                                                      ------------
                                                                      $  3,085,168
----------------------------------------------------------------------------------
               Construction & Engineering -- 0.5%
    98,014     EMCOR Group, Inc.*                                     $  1,545,681
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

 Shares                                                               Value
               Construction, Farm Machinery & Heavy Trucks -- 0.4%
   53,700      AGCO Corp.*                                            $  1,322,094
----------------------------------------------------------------------------------
               Electrical Component & Equipment -- 1.7%
   75,500      Acuity Brands, Inc. (b)                                $  2,035,480
   73,000      Brady Corp.*                                              1,507,450
   74,100      Hubbell, Inc. (Class B) (b)                               2,215,590
                                                                      ------------
                                                                      $  5,758,520
----------------------------------------------------------------------------------
               Industrial Machinery -- 3.7%
  160,900      Altra Holdings, Inc.*                                  $  1,238,930
   61,500      Chart Industries, Inc.*                                     587,940
   47,400      Circor International, Inc.                                1,034,742
  110,900      Columbus McKinnon Corp.*(b)                               1,299,748
   92,600      Crane Co.                                                 1,372,332
   71,000      Enpro Industries, Inc.*(b)                                1,325,570
   61,600      Graham Corp.*(b)                                            560,560
   39,700      Lincoln Electric Holdings, Inc. (b)                       1,813,893
  169,600      NN, Inc.                                                    237,440
   83,300      Robbins & Myers, Inc. (b)                                 1,874,250
  105,600      Tecumseh Products Co.*                                    1,248,192
                                                                      ------------
                                                                      $ 12,593,597
----------------------------------------------------------------------------------
               Trading Companies & Distributors -- 1.9%
  110,000      Aircastle, Ltd.*(b)                                    $    598,400
  106,300      Applied Industrial Technologies, Inc.                     2,026,078
  140,400      H&E Equipment Services, Inc.*(b)                            944,892
   79,300      Rush Enterprises, Inc.*                                     696,254
   63,200      Tal International Group, Inc. (b)                           713,528
   85,300      Wesco International, Inc.*                                1,261,587
                                                                      ------------
                                                                      $  6,240,739
                                                                      ------------
               Total Capital Goods                                    $ 32,018,985
----------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 6.1%
               Commercial Printing -- 0.1%
   34,000      Consolidated Graphics, Inc.*                           $    488,580
----------------------------------------------------------------------------------
               Diversified Support Services -- 1.1%
   72,300      Copart, Inc.*                                          $  1,928,241
  227,700      EnerNoc, Inc.*(b)                                         1,630,332
                                                                      ------------
                                                                      $  3,558,573
----------------------------------------------------------------------------------
               Environmental & Facilities Services -- 0.7%
  130,400      Rollins, Inc.                                          $  2,258,528
----------------------------------------------------------------------------------
               Office Services & Supplies -- 2.3%
  162,500      American Reprographics Co.*                            $  1,272,375
   65,700      Hni Corp. (b)                                               877,095
  230,000      Interface, Inc.                                           1,274,200
   69,400      Mine Safety Appliances Co. (b)                            1,696,830

The accompanying notes are an integral part of these financial statements.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     17

 Shares                                                               Value
               Office Services & Supplies -- (continued)
  138,900      Sykes Enterprises, Inc.*                               $  2,576,595
                                                                      ------------
                                                                      $  7,697,095
----------------------------------------------------------------------------------
               Research & Consulting Services -- 1.9%
   88,800      Equifax, Inc.*                                         $  2,259,960
  153,500      Hill International, Inc.*                                   844,250
  113,000      Resources Connection, Inc.*(b)                            1,956,030
   93,900      School Specialty, Inc.*(b)                                1,504,278
                                                                      ------------
                                                                      $  6,564,518
                                                                      ------------
               Total Commercial Services & Supplies                   $ 20,567,294
----------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 2.5%
               Apparel, Accessories & Luxury Goods -- 0.4%
   44,500      Columbia Sportswear Co.                                $  1,403,975
----------------------------------------------------------------------------------
               Footwear -- 1.6%
   99,700      Steven Madden, Ltd.*                                   $  1,705,867
  178,700      The Timberland Co.*                                       1,813,805
   98,700      Wolverine World Wide, Inc. (b)                            1,901,949
                                                                      ------------
                                                                      $  5,421,621
----------------------------------------------------------------------------------
               Household Appliances -- 0.5%
  101,200      Helen of Troy, Ltd.*                                   $  1,584,792
                                                                      ------------
               Total Consumer Durables & Apparel                      $  8,410,388
----------------------------------------------------------------------------------
               CONSUMER SERVICES -- 3.6%
               Education Services -- 0.9%
   37,900      American Public Education, Inc.*                       $  1,499,324
   28,900      DeVry, Inc.                                               1,661,172
                                                                      ------------
                                                                      $  3,160,496
----------------------------------------------------------------------------------
               Leisure Facilities -- 0.6%
   89,900      Vail Resorts, Inc.*                                    $  1,955,325
----------------------------------------------------------------------------------
               Restaurants -- 0.6%
  107,900      Papa John's International, Inc.*                       $  1,911,988
----------------------------------------------------------------------------------
               Specialized Consumer Services -- 1.5%
   42,200      Matthews International Corp.*                          $  1,723,026
  165,300      Regis Corp.*                                              1,816,647
   58,165      Steiner Leisure, Ltd.*                                    1,407,011
                                                                      ------------
                                                                      $  4,946,684
                                                                      ------------
               Total Consumer Services                                $ 11,974,493
----------------------------------------------------------------------------------
               MEDIA -- 0.3%
               Movies & Entertainment -- 0.3%
   38,200      Marvel Entertainment, Inc.*                            $  1,124,990
                                                                      ------------
               Total Media                                            $  1,124,990
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

 Shares                                                               Value
               RETAILING -- 2.1%
               Apparel Retail -- 1.6%
  142,800      Charlotte Russe, Inc.*(b)                              $    714,000
   56,000      Children's Place Retail Stores, Inc.*(b)                  1,313,200
  239,900      The Finish Line, Inc.                                     1,273,869
  764,900      Wet Seal, Inc.*                                           2,149,369
                                                                      ------------
                                                                      $  5,450,438
----------------------------------------------------------------------------------
               Specialty Stores -- 0.5%
  127,500      Jo-Ann Stores, Inc.*(b)                                $  1,769,700
                                                                      ------------
               Total Retailing                                        $  7,220,138
----------------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 0.6%
               Food Retail -- 0.6%
  401,232      The Great Atlantic & Pacific Tea Co., Inc.*(b)         $  2,086,406
                                                                      ------------
               Total Food & Drug Retailing                            $  2,086,406
----------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 1.4%
               Packaged Foods & Meats -- 1.4%
   65,400      Cal-Maine Foods, Inc. (b)                              $  1,648,734
   16,400      Ralcorp Holdings, Inc.*                                   1,025,984
  159,686      Synutra International, Inc.*(b)                           1,900,263
                                                                      ------------
                                                                      $  4,574,981
                                                                      ------------
               Total Food, Beverage & Tobacco                         $  4,574,981
----------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 1.2%
               Personal Products -- 1.2%
    8,400      Chattem, Inc.*(b)                                      $    609,588
   94,100      Herbalife, Ltd.                                           1,673,098
  155,700      Nu Skin Enterprises, Inc.                                 1,675,332
                                                                      ------------
                                                                      $  3,958,018
                                                                      ------------
               Total Household & Personal Products                    $  3,958,018
----------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 7.3%
               Health Care Equipment -- 2.7%
  159,500      American Medical Systems Holdings, Inc.*               $  1,403,600
  107,900      ArthroCare Corp.*(b)                                      1,411,332
  190,000      Cryolife, Inc.*                                           1,729,000
  135,600      Cyberonics*(b)                                            1,861,788
  105,900      Kensey Nash Corp.*                                        1,957,032
   46,300      Somanetics Corp.*(b)                                        812,102
                                                                      ------------
                                                                      $  9,174,854
----------------------------------------------------------------------------------
               Health Care Facilities -- 1.4%
  108,900      Amsurg Corp.*(b)                                       $  2,170,377
   74,200      Sun Healthcare Group, Inc.*                                 743,484
   95,900      VCA Antech, Inc.*(b)                                      1,826,895
                                                                      ------------
                                                                      $  4,740,756
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     19

 Shares                                                      Value
               Health Care Services -- 2.2%
    39,000     Air Methods Corp.*(b)                         $    618,150
    38,400     Amedisys, Inc.*(b)                               1,493,376
    37,500     DaVita, Inc.*                                    1,884,375
    63,900     Gentiva Health Services, Inc.*                   1,612,197
    30,700     Landauer, Inc.*                                  1,762,794
                                                             ------------
                                                             $  7,370,892
-------------------------------------------------------------------------
               Health Care Technology -- 1.0%
    61,400     MedAssets, Inc.*(b)                           $    779,780
   212,600     Omnicell, Inc.*                                  2,410,884
                                                             ------------
                                                             $  3,190,664
                                                             ------------
               Total Health Care Equipment & Services        $ 24,477,166
-------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 10.7%
               Biotechnology -- 4.5%
   232,000     Alkermes, Inc.*                               $  1,712,160
   131,100     BioMarin Pharmaceutical, Inc.*(b)                2,232,633
   147,000     Celera Corp.*                                    1,431,780
    64,075     Cubist Pharmaceuticals, Inc.*(b)                 1,573,682
    91,100     CV Therapeutics, Inc.*(b)                          825,366
    78,000     Emergent Biosolution, Inc.*(b)                   1,764,360
   138,000     Enzon, Inc.*(b)                                    677,580
    23,500     Myriad Genetics, Inc.*(b)                        1,393,080
     1,690     Omrix Biopharmaceuticals, Inc.*                     42,047
    69,200     Onyx Pharmaceuticals, Inc.*                      1,944,520
    28,100     United Therapeutics Corp.*                       1,540,723
                                                             ------------
                                                             $ 15,137,931
-------------------------------------------------------------------------
               Life Sciences Tools & Services -- 1.4%
   594,600     Affymetrix, Inc.*                             $  1,629,204
    52,200     Luminex Corp.*                                   1,148,922
   215,400     Parexel International Corp.*                     1,792,128
                                                             ------------
                                                             $  4,570,254
-------------------------------------------------------------------------
               Pharmaceuticals -- 4.8%
    49,700     Alpharma, Inc.*                               $  1,794,170
   281,900     Cardiome Pharma Corp.*(b)                        1,195,256
    76,800     Endo Pharmaceuticals Holdings, Inc.*(b)          1,688,832
   245,300     KV Pharmaceuticals Co.*                          1,123,474
   147,200     Medicis Pharmaceutical Corp. (b)                 1,800,256
   214,700     Par Pharmaceutical Co., Inc.*                    2,503,402
   190,000     Salix Pharmaceuticals, Ltd.*(b)                  1,539,000
   111,700     The Medicines Co.*                               1,439,813
    85,200     Valeant Pharmaceuticals International*(b)        1,659,696
   135,900     ViroPharma, Inc.*(b)                             1,535,670
                                                             ------------
                                                             $ 16,279,569
                                                             ------------
               Total Pharmaceuticals & Biotechnology         $ 35,987,754
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

 Shares                                                            Value
               BANKS -- 4.9%
               Regional Banks -- 4.9%
    53,300     Bank of Hawaii Corp.                                $  2,377,713
    45,400     BOK Financial Corp. (b)                                2,106,106
   469,250     Cardinal Financial Corp.                               2,491,718
   109,600     Prosperity Bancshares, Inc. (b)                        3,617,896
   422,475     Sterling Bancshares, Inc. (b)                          2,830,583
   187,200     Texas Capital Bancshares, Inc.*                        3,004,560
                                                                   ------------
                                                                   $ 16,428,576
                                                                   ------------
               Total Banks                                         $ 16,428,576
-------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 3.0%
               Asset Management & Custody Banks -- 0.8%
    84,800     Federated Investors, Inc.*(b)                       $  1,683,280
    81,600     Waddell & Reed Financial, Inc.*                        1,096,704
                                                                   ------------
                                                                   $  2,779,984
-------------------------------------------------------------------------------
               Consumer Finance -- 0.7%
   152,400     Ezcorp, Inc.*                                       $  2,513,076
-------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 1.5%
   159,700     Knight Capital Group, Inc.*(b)                      $  2,643,035
   110,400     OptionsXpress Holdings, Inc.*(b)                       1,555,536
    50,500     SWS Group, Inc.*                                         738,310
                                                                   ------------
                                                                   $  4,936,881
                                                                   ------------
               Total Diversified Financials                        $ 10,229,941
-------------------------------------------------------------------------------
               INSURANCE -- 4.4%
               Property & Casualty Insurance -- 2.3%
   192,400     Amtrust Financial Services, Inc.                    $  1,720,056
   106,500     Aspen Insurance Holdings, Ltd.                         1,962,795
   164,800     Assured Guaranty, Ltd. (b)                             1,852,352
   101,100     Tower Group, Inc. (b)                                  2,306,091
                                                                   ------------
                                                                   $  7,841,294
-------------------------------------------------------------------------------
               Reinsurance -- 2.1%
    55,200     Greenlight Capital, Inc.*(b)                        $    577,392
    48,600     IPC Holdings, Ltd. (b)                                 1,360,800
    76,200     Platinum Underwriter Holdings, Ltd.                    2,341,626
   117,700     Validus Holdings, Ltd.                                 2,735,348
                                                                   ------------
                                                                   $  7,015,166
                                                                   ------------
               Total Insurance                                     $ 14,856,460
-------------------------------------------------------------------------------
               REAL ESTATE -- 4.1%
               Diversified Real Estate Investment Trust -- 0.5%
    62,400     Washington Real Estate Investment Trust (b)         $  1,651,728
-------------------------------------------------------------------------------
               Office Real Estate Investment Trusts -- 1.1%
    75,061     BioMed Property Trust, Inc.                         $    699,569
    55,100     Corporate Office Properties Trust, Inc.                1,637,021

The accompanying notes are an integral part of these financial statements.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     21

 Shares                                                               Value
               Office Real Estate Investment Trusts -- (continued)
    58,600     Highwoods Properties, Inc.                             $  1,399,368
                                                                      ------------
                                                                      $  3,735,958
----------------------------------------------------------------------------------
               Residential Real Estate Investment Trust -- 0.4%
    38,300     Home Properties, Inc.*                                 $  1,493,700
----------------------------------------------------------------------------------
               Retail Real Estate Investment Trust's -- 1.7%
     6,100     Alexander's, Inc. (b)                                  $  1,298,080
    90,800     Equity One, Inc. (b)                                      1,502,740
    89,200     National Retail Properties, Inc. (b)                      1,196,172
    80,900     Realty Income Corp. (b)                                   1,633,371
                                                                      ------------
                                                                      $  5,630,363
----------------------------------------------------------------------------------
               Specialized Real Estate Investment Trust's -- 0.4%
    93,700     Senior Housing Properties Trust (b)                    $  1,305,241
                                                                      ------------
               Total Real Estate                                      $ 13,816,990
----------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 8.9%
               Application Software -- 3.7%
    41,300     Ansys, Inc.*                                           $  1,191,918
   202,800     Mentor Graphics Corp.*(b)                                 1,374,984
    43,700     MicroStrategy, Inc.*                                      1,559,216
   194,800     Netscout Systems, Inc.*                                   1,548,660
    98,600     Parametric Technology Corp.*                              1,139,816
   201,200     Quest Software, Inc.*                                     2,686,020
   133,100     Synopsys, Inc.*                                           2,133,593
   142,000     TIBCO Software, Inc.*(b)                                    687,280
                                                                      ------------
                                                                      $ 12,321,487
----------------------------------------------------------------------------------
               Internet Software & Services -- 1.9%
    55,300     Comscore, Inc.*                                        $    515,396
   201,692     DivX, Inc.*                                                 972,155
    73,700     Interwoven, Inc.*                                           958,837
   125,300     J2 Global Communications, Inc.*                           2,445,856
   418,700     RealNetworks, Inc.*                                       1,591,060
                                                                      ------------
                                                                      $  6,483,304
----------------------------------------------------------------------------------
               IT Consulting & Other Services -- 0.3%
    39,800     Forrester Research, Inc.*                              $    912,216
----------------------------------------------------------------------------------
               Systems Software -- 3.0%
   173,700     Commvault Systems, Inc.*(b)                            $  1,780,425
   230,300     Double - Take Software, Inc.*                             1,817,067
   106,900     Progress Software Corp.*(b)                               2,274,832
    90,275     Sybase, Inc.*(b)                                          2,224,376
   239,300     Wind River Systems, Inc.*                                 1,995,762
                                                                      ------------
                                                                      $ 10,092,462
                                                                      ------------
               Total Software & Services                              $ 29,809,469
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

 Shares                                                         Value
               TECHNOLOGY HARDWARE & EQUIPMENT -- 6.6%
               Communications Equipment -- 4.0%
   432,200     Acme Packet, Inc.*(b)                            $  1,685,580
   119,000     Adtran, Inc. (b)                                    1,689,800
   166,100     Blue Coat Systems, Inc.*(b)                         1,476,629
   333,300     Harmonic, Inc.*                                     1,716,495
   291,700     Infinera Corp.*(b)                                  2,846,992
   113,300     Interdigital, Inc.*                                 3,004,716
    58,100     Neutral Tandem, Inc.*                                 854,651
                                                                ------------
                                                                $ 13,274,863
----------------------------------------------------------------------------
               Computer Storage & Peripherals -- 0.7%
    90,200     Lexmark International Group, Inc.*(b)            $  2,361,436
----------------------------------------------------------------------------
               Electronic Components -- 0.2%
   190,300     Technitrol, Inc.                                 $    666,050
----------------------------------------------------------------------------
               Electronic Manufacturing Services -- 0.8%
    96,900     Plexus Corp.*                                    $  1,616,292
   227,300     TTM Technologies, Inc.*(b)                          1,161,503
                                                                ------------
                                                                $  2,777,795
----------------------------------------------------------------------------
               Technology Distributors -- 0.9%
    41,200     Anixter International, Inc.*(b)                  $  1,128,880
   350,900     Brightpoint, Inc.*                                  1,445,708
   120,700     Insight Enterprises, Inc.*                            491,249
                                                                ------------
                                                                $  3,065,837
                                                                ------------
               Total Technology Hardware & Equipment            $ 22,145,981
----------------------------------------------------------------------------
               SEMICONDUCTORS -- 2.8%
               Semiconductor Equipment -- 0.5%
   172,200     Amkor Technology, Inc.*(b)                       $    378,840
   106,800     Brooks Automation, Inc.*                              412,248
    50,500     MKS Instruments, Inc.*(b)                             722,655
                                                                ------------
                                                                $  1,513,743
----------------------------------------------------------------------------
               Semiconductors -- 2.3%
   588,200     Anadigics, Inc.*(b)                              $    729,368
   427,400     Applied Micro Circuits Corp.*(b)                    1,581,380
   250,300     Omnivision Technologies, Inc.*(b)                   1,501,800
   168,900     Sigma Designs, Inc.*(b)                             1,575,837
   324,600     Zoran Corp.*(b)                                     2,440,992
                                                                ------------
                                                                $  7,829,377
                                                                ------------
               Total Semiconductors                             $  9,343,120
----------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 1.0%
               Integrated Telecommunication Services -- 0.4%
   123,400     Fairpoint Communications, Inc.*(b)               $    431,900
    36,900     NTELOS Holdings Corp.                                 819,549
                                                                ------------
                                                                $  1,251,449
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     23

 Shares                                                                           Value
               Wireless Telecommunication Services -- 0.6%
    68,800     IPCS, Inc.*                                                        $    512,560
   152,800     Syniverse Holdings, Inc.*                                             1,492,856
                                                                                  ------------
                                                                                  $  2,005,416
                                                                                  ------------
               Total Telecommunication Services                                   $  3,256,865
----------------------------------------------------------------------------------------------
               UTILITIES -- 3.9%
               Electric Utilities -- 2.1%
    54,800     ITC Holdings Corp. (b)                                             $  2,301,600
   116,500     Portland General Electric Co.                                         2,133,115
   123,300     Western Resources, Inc.                                               2,494,359
                                                                                  ------------
                                                                                  $  6,929,074
----------------------------------------------------------------------------------------------
               Gas Utilities -- 0.5%
    55,700     Energen Corp.                                                      $  1,715,560
----------------------------------------------------------------------------------------------
               Independent Power Producer & Energy Traders -- 0.5%
    60,600     Ormat Technologies, Inc. (b)                                       $  1,824,060
----------------------------------------------------------------------------------------------
               Multi-Utilities -- 0.8%
    86,500     Alliant Energy Corp.                                               $  2,756,755
                                                                                  ------------
               Total Utilities                                                    $ 13,225,449
----------------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $463,581,168)                                                $311,124,206
----------------------------------------------------------------------------------------------
               EXCHANGE TRADED FUNDS -- 1.4%
               REAL ESTATE -- 1.4%
               Diversified Real Estate Investment Trusts -- 1.4%
    44,900     Dow Jones Wilshire Real Estate Investment Trust Exchange Traded
               Fund                                                               $  1,586,766
    48,661     iShare Dow Jones U.S. Real Estate Index Fund                          1,629,657
    40,200     iShares Cohen & Steers Realty Majors Index Fund                       1,581,870
                                                                                  ------------
                                                                                  $  4,798,293
----------------------------------------------------------------------------------------------
               TOTAL EXCHANGE TRADED FUNDS
               (Cost $12,666,805)                                                 $  4,798,293
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

Principal
Amount                                                                                Value
                 TEMPORARY CASH INVESTMENTS -- 27.2%
                 Repurchase Agreement -- 7.4%
$ 5,000,000      Bank of America, 0.29%, dated 11/28/08, repurchase price of
                 $5,000,000 plus accrued interest on 12/1/08 collateralized by
                 $4,996,635 Freddie Mac Giant, 5.5%, 11/1/38                          $  5,000,000
  5,000,000      Bank of America, 0.14%, dated 11/28/08, repurchase price of
                 $5,000,000 plus accrued interest on 12/1/08 collateralized by
                 $4,450,510 U.S. Treasury Bond, 4.375%, 2/15/38                          5,000,000
  5,000,000      Barclays Plc, 0.25%, dated 11/28/08, repurchase price of
                 $5,000,000 plus accrued interest on 12/1/08 collateralized by
                 $6,344,007 Federal National Mortgage Association, 6.0%, 3/1/37          5,000,000
  5,000,000      Deutsche Bank, 0.30%, dated 11/28/08, repurchase price of
                 $5,000,000 plus accrued interest on 12/1/08 collateralized by the following:
                   $1,680,143 Freddie Mac Giant, 5.0%, 12/1/35
                   $4,947,102 Federal National Mortgage Association (ARM),
                     4.782-6.196%, 8/1/15 - 11/1/37                                      5,000,000
  5,000,000      JP Morgan Chase & Co., 0.25%, dated 11/28/08, repurchase price of $5,000,000 plus accrued interest on 12/1/08 collateralized by
                 $6,484,882 Federal National Mortgage Association, 5.0 - 6.0%,
                 9/1/17 - 9/1/38                                                         5,000,000
                                                                                      ------------
                                                                                      $ 25,000,000
--------------------------------------------------------------------------------------------------
                 Securities Lending Collateral -- 19.8% (c)
                 Certificates of Deposit:
$ 1,337,235      Abbey National Plc, 3.15%, 8/13/09                                   $  1,337,235
  2,136,647      Bank of Scotland NY, 2.92%, 6/5/09                                      2,136,647
  2,407,555      Barclays Bank, 1.5%, 5/27/09                                            2,407,555
    267,580      Calyon NY, 4.62%, 1/16/09                                                 267,580
    157,752      Calyon NY, 4.62%, 1/16/09                                                 157,752
  2,675,136      CBA, 4.87%, 7/16/09                                                     2,675,136
  2,407,555      DNB NOR Bank ASA NY, 3.04%, 6/5/09                                      2,407,555
  2,450,155      Intesa SanPaolo S.p.A., 1.44%, 5/22/09                                  2,450,155
  2,407,555      New York Life Global, 2.99%, 9/4/09                                     2,407,555
    128,465      NORDEA NY, 3.68%, 12/1/08                                                 128,465
    155,090      NORDEA NY, 4.13%, 4/9/09                                                  155,090
  2,006,185      Royal Bank of Canada NY, 2.7%, 8/7/09                                   2,006,185
  1,337,235      Royal Bank of Scotland, 3.06%, 3/5/09                                   1,337,235
    267,580      Skandinavian Enskilda Bank NY, 3.06%, 2/13/09                             267,580
  2,675,136      Societe Generale, 3.29%, 9/4/09                                         2,675,136
  2,407,555      Svenska Bank NY, 4.61%, 7/8/09                                          2,407,555
  2,675,136      U.S. Bank NA, 2.25%, 8/24/09                                            2,675,137
                                                                                      ------------
                                                                                      $ 27,899,553
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     25

Principal
Amount                                                                Value
                   Commercial Paper:
  $  2,627,211     American Honda Finance Corp., 4.95%, 7/14/09       $  2,627,211
     1,337,235     Bank of Nova Scotia, 3.21%, 5/5/09                    1,337,235
       254,933     BBVA U.S., 2.83%, 3/12/09                               254,933
       802,740     John Deere Capital Corp., 2.82%, 12/12/08               802,740
     2,675,136     Monumental Global Funding, Ltd., 2.5%, 8/17/09        2,675,136
     2,675,136     HSBC Bank, Inc., 2.5%, 8/14/09                        2,675,136
     1,203,445     General Electric Capital Corp., 4.25%, 1/5/09         1,203,445
     1,337,235     General Electric Capital Corp., 2.86%, 3/16/09        1,337,235
     1,337,235     CME Group, Inc., 2.9%, 8/6/09                         1,337,235
       494,557     IBM, 2.225%, 2/13/09                                    494,557
     1,337,235     IBM, 2.39%, 9/25/09                                   1,337,235
     2,407,555     Met Life Global Funding, 3.19%, 6/12/09               2,407,555
     2,273,765     Westpac Banking Corp., 2.34%, 6/1/09                  2,273,765
                                                                      ------------
                                                                      $ 20,763,418
----------------------------------------------------------------------------------
                   Tri-party Repurchase Agreements:
     6,687,506     Deutsche Bank, 0.25%, 12/1/08                      $  6,687,506
     5,526,661     Barclays Capital Markets, 0.2%, 12/1/08               5,526,661
                                                                      ------------
                                                                      $ 12,214,167
----------------------------------------------------------------------------------
                   Time Deposit:
     2,942,716     TD Suntrust, 0.25%, 12/1/08                        $  2,942,716
----------------------------------------------------------------------------------
                   Money Market Mutual Fund:
     2,675,136     JP Morgan, U.S. Government Money Market Fund       $  2,675,136
----------------------------------------------------------------------------------
                   Other:
        67,228     ABS CFAT 2008-A A1, 3.005%, 4/27/09                $     67,228
                                                                      ------------
                   Total Securities Lending Collateral                $ 66,562,217
----------------------------------------------------------------------------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $91,562,217)                                 $ 91,562,217
----------------------------------------------------------------------------------
                   TOTAL INVESTMENT IN SECURITIES -- 121.1%
                   (Cost $567,810,190) (a)                            $407,484,716
----------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES -- (21.1)%            $(70,889,724)
----------------------------------------------------------------------------------
                   TOTAL NET ASSETS -- 100.0%                         $336,594,992
----------------------------------------------------------------------------------

*    Non-income producing security.

(a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $569,393,219 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                             $   8,878,839
     Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                              (170,787,342)
                                                                                 -------------
     Net unrealized loss                                                         $(161,908,503)
                                                                                 =============

The accompanying notes are an integral part of these financial statements.

26    Pioneer Small Cap Value Fund | Annual Report | 11/30/08

(b) At November 30, 2008, the following securities were out on loan:

    Shares       Description                                      Value
     150,000     Acme Packet, Inc. *                              $  585,000
      64,400     Acuity Brands, Inc.                               1,736,224
      52,000     Adtran, Inc.                                        738,400
      10,600     Air Methods Corp. *                                 168,010
      89,300     Aircastle, Ltd. *                                   485,792
       2,000     Alexander's, Inc.                                   425,600
      15,000     Amedisys, Inc. *                                    583,350
     135,900     Amkor Technology, Inc. *                            298,980
      11,000     Amsurg Corp. *                                      219,230
     582,000     Anadigics, Inc. *                                   721,680
      34,800     Anixter International, Inc. *                       953,520
      71,700     Applied Micro Circuits Corp. *                      265,290
      20,000     ArthroCare Corp. *                                  261,600
     109,700     Assured Guaranty, Ltd.                            1,233,028
       2,800     Beazer Homes USA, Inc. **                             5,824
     116,500     BioMarin Pharmaceutical, Inc. *                   1,983,995
       1,000     Blue Coat Systems, Inc. *                             8,890
      25,000     BOK Financial Corp.                               1,159,750
      15,000     Cal-Maine Foods, Inc.                               378,150
      16,000     Callon Petroleum Co. *                               39,200
     154,100     Cardiome Pharma Corp. *                             653,384
      36,700     Charlotte Russe, Inc. *                             183,500
       2,000     Chattem, Inc. *                                     145,140
      17,000     Children's Place Retail Stores, Inc. *              398,650
      11,200     Clayton Williams Energy, Inc. *                     514,304
       1,000     Columbus McKinnon Corp. *                            11,720
     109,000     Commvault Systems, Inc. *                         1,117,250
      56,600     Cubist Pharmaceuticals, Inc. *                    1,390,096
      40,000     CV Therapeutics, Inc. *                             362,400
      97,100     Cyberonics, Inc. *                                1,333,183
       6,000     Emergent Biosolution *                              135,720
       1,500     Endo Pharmaceuticals Holdings, Inc. *                32,985
     225,400     EnerNoc, Inc. *                                   1,613,864
      64,800     Enpro Industries, Inc. *                          1,209,816
     136,529     Enzon, Inc. *                                       670,357
      89,600     Equity One, Inc.                                  1,482,880
     116,300     Fairpoint Communications, Inc. *                    407,050
       3,000     Federated Investors, Inc. *                          59,550
      54,400     Graham Corp. *                                      495,040
      80,000     The Great Atlantic & Pacific Tea Co., Inc. *        416,000

The accompanying notes are an integral part of these financial statements.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     27

    Shares       Description                             Value
      54,600     Greenlight Capital *                    $  571,116
      13,400     H&E Equipment Services, Inc. *              90,182
      53,000     Hni Corp.                                  707,550
      17,400     Hubbell, Inc. (Class B)                    520,260
     231,700     Infinera Corp. *                         2,261,392
      20,000     Insteel Industries, Inc.                   195,200
       3,300     IPC Holdings, Ltd.                          92,400
       2,000     ITC Holdings Corp.                          84,000
      34,800     Jo-Ann Stores, Inc. *                      483,024
     126,000     Knight Capital Group, Inc. *             2,085,300
      73,000     Lexmark International Group, Inc. *      1,911,140
      28,800     Lincoln Electric Holdings, Inc.          1,315,872
       5,200     MedAssets, Inc. *                           66,040
      15,000     Medicis Pharmaceutical Corp.               183,450
      72,000     Mentor Graphics Corp. *                    488,160
       2,600     Mine Safety Appliances Co.                  63,570
      23,600     MKS Instruments, Inc. *                    337,716
      21,300     Myriad Genetics, Inc. *                  1,262,664
      77,900     National Retail Properties, Inc.         1,044,639
         500     Omnivision Technologies, Inc. *              3,000
         400     OptionsXpress Holdings, Inc. *               5,636
      27,000     Ormat Technologies, Inc.                   812,700
       2,900     Progress Software Corp. *                   61,712
      20,400     Prosperity Bancshares, Inc.                673,404
      80,000     Realty Income Corp.                      1,615,200
       3,500     Reliance Steel & Aluminum Co.               72,170
      17,000     Resources Connection, Inc. *               294,270
       9,900     Robbins & Myers, Inc.                      222,750
     186,200     Salix Pharmaceuticals, Ltd. *            1,508,220
      74,700     School Specialty, Inc. *                 1,196,694
      91,000     Senior Housing Properties Trust          1,267,630
     157,530     Sigma Designs, Inc. *                    1,469,755
       9,700     Somanetics Corp. *                         170,138
     414,800     Sterling Bancshares, Inc.                2,779,160
      69,000     Sybase, Inc. *                           1,700,160
      75,000     Synutra International, Inc. *              892,500
      62,500     Tal International Group, Inc.              705,625
      10,400     Terra Industries, Inc.                     152,984
      10,000     TIBCO Software, Inc. *                      48,400
      30,400     Tower Group, Inc.                          693,424
      93,076     Trico Marine Services, Inc. **             390,919
     185,400     TTM Technologies, Inc. *                   947,394

The accompanying notes are an integral part of these financial statements.

28    Pioneer Small Cap Value Fund | Annual Report | 11/30/08

    Shares       Description                                 Value
      57,000     Valeant Pharmaceuticals International *     $ 1,110,360
      72,000     VCA Antech, Inc. *                            1,371,600
     120,000     ViroPharma, Inc. *                            1,356,000
      41,700     Washington Real Estate Investment Trust       1,103,799
      31,000     Wolverine World Wide, Inc.                      597,370
     131,900     Worthington Industries, Inc.                  1,751,632
      32,000     Zoran Corp. *                                   240,640
------------------------------------------------------------------------
                 Total                                       $63,863,323
========================================================================

**   Pending sale at 11/30/08.

(c)  Security lending collateral is managed by Credit Suisse, New York Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2008 aggregated $975,511,490 and $1,113,446,174, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's investments:

                                                                      Other
                                                    Investments       Financial
 Valuation Inputs                                   in Securities     Instruments
 Level 1 -- Quoted Prices                           $ 315,922,499          --
 Level 2 -- Other Significant Observable Inputs        91,562,217          --
 Level 3 -- Significant Unobservable Inputs                                --
-----------------------------------------------------------------------------
 Total                                              $ 407,484,716          --
=============================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     29

Statement of Assets and Liabilities | 11/30/08

ASSETS:
  Investment in securities, at value (including securities loaned of
   $63,863,323) (cost $567,810,190)                                     $407,484,716
  Cash                                                                     3,135,125
  Receivables --
   Investment securities sold                                              1,569,159
   Fund shares sold                                                          100,591
   Dividends and interest                                                    311,290
  Other                                                                       35,445
------------------------------------------------------------------------------------
     Total assets                                                       $412,636,326
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                      $  8,780,185
   Fund shares repurchased                                                   344,272
   Upon return of securities loaned                                       66,562,217
  Due to affiliates                                                          233,137
  Accrued expenses                                                           121,523
------------------------------------------------------------------------------------
     Total liabilities                                                  $ 76,041,334
------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $612,931,728
  Undistributed net investment income                                        167,493
  Accumulated net realized loss on investments and foreign currency
   transactions                                                         (116,178,755)
  Net unrealized loss on investments                                    (160,325,474)
------------------------------------------------------------------------------------
     Total net assets                                                   $336,594,992
------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $199,230,925/14,447,818 shares)                     $      13.79
  Class B (based on $38,138,566/3,212,115 shares)                       $      11.87
  Class C (based on $43,926,014/3,449,115 shares)                       $      12.74
  Class R (based on $8,227,257/605,168 shares)                          $      13.60
  Class Y (based on $47,072,230/3,308,886 shares)                       $      14.23
MAXIMUM OFFERING PRICE:
  Class A ($13.79 [divided by] 94.25%)                                  $      14.63
====================================================================================


The accompanying notes are an integral part of these financial statements.

30     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

Statement of Operations

For the Year Ended 11/30/08

INVESTMENT INCOME:
  Dividends                                                     $   7,104,049
  Interest                                                            465,665
  Income from securities loaned, net                                1,213,109
--------------------------------------------------------------------------------------------------
     Total investment income                                                         $   8,782,823
--------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                               $   4,792,481
  Transfer agent fees
   Class A                                                            833,991
   Class B                                                            295,350
   Class C                                                            153,679
   Class R                                                              7,917
   Class Y                                                                996
  Distribution fees
   Class A                                                            852,335
   Class B                                                            703,715
   Class C                                                            775,882
   Class R                                                             63,476
  Shareholder communications expense                                  635,369
  Administrative fees                                                 126,860
  Custodian fees                                                       98,903
  Registration fees                                                    85,059
  Professional fees                                                    64,189
  Printing expense                                                     61,311
  Fees and expenses of nonaffiliated trustees                          17,382
  Miscellaneous                                                        54,269
--------------------------------------------------------------------------------------------------
     Total expenses                                                                  $   9,623,164
     Less fees paid indirectly                                                             (37,211)
--------------------------------------------------------------------------------------------------
     Net expenses                                                                    $   9,585,953
--------------------------------------------------------------------------------------------------
       Net investment loss                                                           $    (803,130)
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
   Investments                                                  $(111,244,423)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                    (16,381)       $(111,260,804)
--------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                                  $(164,118,895)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                        120        $(164,118,775)
--------------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                          $(275,379,579)
--------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                               $(276,182,709)
==================================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     31

Statements of Changes in Net Assets

For the Years Ended 11/30/08 and 11/30/07, respectively

                                                                     Year Ended          Year Ended
                                                                     11/30/08            11/30/07
FROM OPERATIONS:
Net investment loss                                                  $    (803,130)      $  (1,355,578)
Net realized gain (loss) on investments, futures contracts and
  foreign currency transactions                                       (111,260,804)        146,578,527
Change in net unrealized loss on investments, futures contracts
  and foreign currency transactions                                   (164,118,775)       (192,993,980)
------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations              $(276,182,709)      $ (47,771,031)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $5.98 per share, respectively)                 $          --       $ (91,031,407)
   Class B ($0.00 and $5.98 per share, respectively)                            --         (22,218,353)
   Class C ($0.00 and $5.98 per share, respectively)                            --         (22,036,810)
   Class R ($0.00 and $5.98 per share, respectively)                            --          (3,028,381)
   Class Y ($0.00 and $5.98 per share, respectively)                            --         (15,734,280)
------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $          --       $(154,049,231)
------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $  92,379,234       $ 244,432,060
Reinvestment of distributions                                                   --         129,908,829
Cost of shares repurchased                                            (229,429,442)       (397,002,931)
------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                                         $(137,050,208)      $ (22,662,042)
------------------------------------------------------------------------------------------------------
   Net decrease in net assets                                        $(413,232,917)      $(224,482,304)
NET ASSETS:
Beginning of year                                                      749,827,909         974,310,213
------------------------------------------------------------------------------------------------------
End of year                                                          $ 336,594,992       $ 749,827,909
------------------------------------------------------------------------------------------------------
Undistributed (Distributions in excess of) net investment income     $     167,493       $      (1,185)
======================================================================================================


The accompanying notes are an integral part of these financial statements.

32     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

                                          '08 Shares       '08 Amount           '07 Shares       '07 Amount
Class A
Shares sold                                1,885,870     $ 39,977,464            2,641,173     $ 83,983,694
Shares converted from Investor
  Class shares                                    --               --            1,370,993       44,502,443
Reinvestment of distributions                     --               --            3,583,355       83,528,871
Less shares repurchased                   (6,237,445)    (129,668,787)          (7,085,266)    (228,897,662)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease)                (4,351,575)    $(89,691,323)             510,255     $(16,882,654)
===========================================================================================================
Class B
Shares sold                                  267,053     $  4,778,026              322,015     $  8,979,708
Reinvestment of distributions                     --               --              994,506       20,128,472
Less shares repurchased                   (1,766,421)     (31,706,946)          (1,588,165)     (45,885,994)
-----------------------------------------------------------------------------------------------------------
   Net decrease                           (1,499,368)    $(26,928,920)            (271,644)    $(16,777,814)
===========================================================================================================
Class C
Shares sold                                  609,387     $ 12,065,902            1,104,794     $ 30,775,970
Reinvestment of distributions                     --               --              620,368       13,462,132
Less shares repurchased                   (1,779,149)     (34,556,420)          (1,586,027)     (48,482,976)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease)                (1,169,762)    $(22,490,518)             139,135     $ (4,244,874)
===========================================================================================================
Investor Class (a)
Shares sold                                       --     $         --                  643     $     21,051
Shares converted to Class A shares                --               --           (1,360,715)     (44,502,443)
Reinvestment of distributions                     --               --                   --               --
Less shares repurchased                           --               --               (7,437)        (243,258)
-----------------------------------------------------------------------------------------------------------
   Net decrease                                   --     $         --           (1,367,509)    $(44,724,650)
===========================================================================================================
Class R
Shares sold                                  206,126     $  4,189,724              313,921     $ 10,008,741
Reinvestment of distributions                     --               --              118,194        2,726,728
Less shares repurchased                     (236,630)      (4,774,328)            (207,886)      (6,688,225)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease)                   (30,504)    $   (584,604)             224,229     $  6,047,244
===========================================================================================================
Class Y
Shares sold                                1,441,882     $ 31,368,118            3,397,465     $110,662,896
Reinvestment of distributions                     --               --              421,030       10,062,626
Less shares repurchased                   (1,259,652)     (28,722,961)          (2,033,456)     (66,804,816)
-----------------------------------------------------------------------------------------------------------
   Net increase                              182,230     $  2,645,157            1,785,039     $ 53,920,706
===========================================================================================================


(a)  Investor Class shares converted to Class A shares on December 10, 2006.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     33

Financial Highlights

                                                                       Year Ended     Year Ended
                                                                        11/30/08       11/30/07
Class A
Net asset value, beginning of period                                    $  24.17       $ 32.26
----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $   0.01       $  0.01
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                            (10.39)        (2.12)
----------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $ (10.38)       $(2.11)
Distributions to shareowners:
 Net realized gain                                                            --         (5.98)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $ (10.38)      $ (8.09)
----------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  13.79       $ 24.17
==============================================================================================
Total return*                                                             (42.95)%       ( .84)%
Ratio of net expenses to average net assets+                                1.54%         1.43%
Ratio of net investment income (loss) to average net assets+                0.02%         0.03%
Portfolio turnover rate                                                      178%          147%
Net assets, end of period (in thousands)                                $199,231       $454,332
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               1.54%         1.43%
 Net investment income (loss)                                               0.02%         0.03%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               1.53%         1.42%
 Net investment income (loss)                                               0.03%         0.04%
==============================================================================================

                                                                       Year Ended     Year Ended        Year Ended
                                                                        11/30/06       11/30/05          11/30/04
Class A
Net asset value, beginning of period                                    $ 32.06         $  31.21         $ 27.10
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $  0.07         $   0.00(a)      $ (0.13)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             4.55             4.35            6.88
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  4.62         $   4.35         $  6.75
Distributions to shareowners:
 Net realized gain                                                         (4.42)          (3.50)          (2.64)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  0.20         $   0.85         $  4.11
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 32.26         $  32.06         $ 31.21
==================================================================================================================
Total return*                                                             14.81%           14.02%          25.01%
Ratio of net expenses to average net assets+                               1.44%            1.48%           1.50%
Ratio of net investment income (loss) to average net assets+               0.23%            0.00%(a)       (0.51)%
Portfolio turnover rate                                                      45%              42%             35%
Net assets, end of period (in thousands)                               $589,931         $377,533        $310,442
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.44%            1.48%           1.50%
 Net investment income (loss)                                              0.23%            0.00%(a)       (0.51)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                              1.43%            1.48%           1.50%
 Net investment income (loss)                                              0.24%            0.00%(a)       (0.51)%
==================================================================================================================

(a)  Amount rounds to less than one cent per share or less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

                                                                       Year Ended     Year Ended
                                                                        11/30/08       11/30/07
Class B
Net asset value, beginning of period                                   $   20.98       $ 29.12
------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                   $   (0.20)      $ (0.22)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             (8.91)        (1.94)
------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $   (9.11)      $ (2.16)
Distributions to shareowners:
 Net realized gain                                                            --         (5.98)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $   (9.11)      $ (8.14)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   11.87       $ 20.98
================================================================================================
Total return*                                                             (43.42)%       (6.65)%
Ratio of net expenses to average net assets+                                2.45%         2.30%
Ratio of net investment loss to average net assets+                        (0.90)%       (0.84)%
Portfolio turnover rate                                                      178%          147%
Net assets, end of period (in thousands)                               $  38,139       $98,870
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               2.45%         2.30%
 Net investment loss                                                       (0.90)%       (0.84)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               2.43%         2.28%
 Net investment loss                                                       (0.88)%       (0.82)%
================================================================================================

                                                                       Year Ended     Year Ended     Year Ended
                                                                        11/30/06       11/30/05       11/30/04
Class B
Net asset value, beginning of period                                    $ 29.58        $ 29.27        $ 25.75
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $ (0.19)       $ (0.25)       $ (0.34)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             4.15           4.06           6.50
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  3.96        $  3.81        $  6.16
Distributions to shareowners:
 Net realized gain                                                        (4.42)         (3.50)         (2.64)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $ (0.46)       $  0.31        $  3.52
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 29.12        $ 29.58        $ 29.27
===============================================================================================================
Total return*                                                             13.80%         13.11%         24.03%
Ratio of net expenses to average net assets+                               2.30%          2.29%          2.29%
Ratio of net investment loss to average net assets+                       (0.63)%        (0.81)%        (1.29)%
Portfolio turnover rate                                                      45%            42%            35%
Net assets, end of period (in thousands)                               $145,121       $141,637       $168,601
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              2.30%          2.29%          2.29%
 Net investment loss                                                      (0.63)%        (0.81)%        (1.29)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                              2.29%          2.28%          2.28%
 Net investment loss                                                      (0.62)%        (0.80)%        (1.28)%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     35

                                                                       Year Ended     Year Ended
                                                                        11/30/08       11/30/07
Class C
Net asset value, beginning of period                                   $   22.50       $ 30.74
------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                   $   (0.18)      $ (0.22)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             (9.58)        (2.04)
------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $   (9.76)      $ (2.26)
Distributions to shareowners:
 Net realized gain                                                            --         (5.98)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $   (9.76)      $ (8.24)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   12.74       $ 22.50
================================================================================================
Total return*                                                             (43.38)%       (6.62)%
Ratio of net expenses to average net assets+                                2.36%         2.25%
Ratio of net investment loss to average net assets+                        (0.81)%       (0.79)%
Portfolio turnover rate                                                      178%          147%
Net assets, end of period (in thousands)                               $  43,926      $103,933
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               2.36%         2.25%
 Net investment loss                                                       (0.81)%       (0.79)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               2.35%         2.24%
 Net investment loss                                                       (0.80)%       (0.78)%
================================================================================================

                                                                       Year Ended     Year Ended     Year Ended
                                                                        11/30/06       11/30/05       11/30/04
Class C
Net asset value, beginning of period                                    $ 30.98        $ 30.49        $ 26.73
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $ (0.16)       $ (0.22)       $ (0.32)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             4.34           4.21           6.72
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  4.18        $  3.99        $  6.40
Distributions to shareowners:
 Net realized gain                                                        (4.42)         (3.50)         (2.64)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $ (0.24)       $  0.49        $  3.76
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 30.74        $ 30.98        $ 30.49
===============================================================================================================
Total return*                                                             13.89%         13.17%         24.04%
Ratio of net expenses to average net assets+                               2.24%          2.25%          2.25%
Ratio of net investment loss to average net assets+                       (0.57)%        (0.77)%        (1.26)%
Portfolio turnover rate                                                      45%            42%            35%
Net assets, end of period (in thousands)                               $137,690       $110,847        $96,165
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              2.24%          2.25%          2.25%
 Net investment loss                                                      (0.57)%        (0.77)%        (1.26)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                              2.23%          2.25%          2.25%
 Net investment loss                                                      (0.56)%        (0.77)%        (1.26)%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

36     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

                                                                       Year Ended     Year Ended
                                                                        11/30/08       11/30/07
Class R
Net asset value, beginning of period                                    $  23.92       $ 32.08
------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $  (0.06)      $ (0.07)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                            (10.26)        (2.11)
------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $ (10.32)      $ (2.18)
Distributions to shareowners:
 Net realized gain                                                            --         (5.98)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $ (10.32)      $ (8.16)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  13.60       $ 23.92
================================================================================================
Total return*                                                             (43.14)%       (6.09)%
Ratio of net expenses to average net assets+                                1.87%         1.69%
Ratio of net investment loss to average net assets+                        (0.30)%       (0.28)%
Portfolio turnover rate                                                      178%          147%
Net assets, end of period (in thousands)                                $  8,227       $15,205
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               1.87%         1.69%
 Net investment loss                                                       (0.30)%       (0.28)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               1.87%         1.69%
 Net investment loss                                                       (0.30)%       (0.28)%
================================================================================================

                                                                       Year Ended     Year Ended     Year Ended
                                                                        11/30/06       11/30/05       11/30/04
Class R
Net asset value, beginning of period                                    $ 32.00        $ 31.21        $ 27.11
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $ (0.03)       $ (0.04)       $ (0.12)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             4.53           4.33           6.86
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  4.50        $  4.29        $  6.74
Distributions to shareowners:
 Net realized gain                                                        (4.42)         (3.50)         (2.64)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  0.08        $  0.79        $  4.10
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 32.08        $ 32.00        $ 31.21
===============================================================================================================
Total return*                                                             14.45%         13.82%         24.96%
Ratio of net expenses to average net assets+                               1.80%          1.67%          1.53%
Ratio of net investment loss to average net assets+                       (0.11)%        (0.19)%        (0.55)%
Portfolio turnover rate                                                      45%            42%            35%
Net assets, end of period (in thousands)                                $13,198        $ 8,045        $ 2,666
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.80%          1.67%          1.53%
 Net investment loss                                                      (0.11)%        (0.19)%        (0.55)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                              1.80%          1.67%          1.53%
 Net investment loss                                                      (0.11)%        (0.19)%        (0.55)%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     37

                                                                      Year Ended    Year Ended
                                                                       11/30/08      11/30/07
Class Y
Net asset value, beginning of period                                   $  24.78       $ 32.75
----------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $   0.12       $  0.16
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                           (10.67)        (2.15)
----------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $ (10.55)      $ (1.99)
Distributions to shareowners:
 Net realized gain                                                           --         (5.98)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $ (10.55)      $ (7.97)
----------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  14.23       $ 24.78
==============================================================================================
Total return*                                                            (42.57)%       (5.39)%
Ratio of net expenses to average net assets+                               0.95%         0.93%
Ratio of net investment income to average net assets+                      0.65%         0.48%
Portfolio turnover rate                                                     178%          147%
Net assets, end of period (in thousands)                               $ 47,072       $77,486
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              0.95%         0.93%
 Net investment income                                                     0.65%         0.48%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                              0.95%         0.93%
 Net investment income                                                     0.65%         0.48%
==============================================================================================

                                                                      Year Ended    Year Ended    8/11/04 (a)
                                                                       11/30/06      11/30/05     to 11/30/04
Class Y
Net asset value, beginning of period                                    $ 32.32       $ 31.27       $ 28.72
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                  $  0.20       $  0.06      $   0.00 (b)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             4.65          4.49          5.19
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  4.85       $  4.55      $   5.19
Distributions to shareowners:
 Net realized gain                                                        (4.42)        (3.50)        (2.64)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  0.43       $  1.05      $   2.55
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 32.75       $ 32.32      $  31.27
===============================================================================================================
Total return*                                                             15.41%        14.63%        18.17%(c)
Ratio of net expenses to average net assets+                               0.91%         0.94%         0.93%**
Ratio of net investment income to average net assets+                      0.78%         0.48%         0.06%**
Portfolio turnover rate                                                      45%           42%           35%(c)
Net assets, end of period (in thousands)                                $43,934       $23,460      $  3,439
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              0.91%         0.94%         0.93%**
 Net investment income                                                     0.78%         0.48%         0.06%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                              0.91%         0.94%         0.93%**
 Net investment income                                                     0.78%         0.48%         0.06%**
===============================================================================================================

(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than one cent per share.
(c)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

38     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

Notes to Financial Statements | 11/30/08

1.   Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class C, Class R and Class Y shares were first publicly offered on September 28, 2001, April 1, 2003 and August 11, 2004, respectively. As planned, on December 10, 2006, all Investor Class shares of the Fund converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to voting, redemptions, dividends and liquidation proceeds. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each class of shares can bear different transfer agent and distribution fees. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for Class A, Class B, Class C and Class R shares. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in REIT (Real Estate Investment Trust) securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     39
industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2008, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Futures contracts are valued at the daily settlement price on the primary exchange or system on which they are traded. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

40     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities, but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of November 30, 2008.

D.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     41

     Fund's hedging strategies and potentially result in a loss. At November 30, 2008, there were no open futures contracts.

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At November 30, 2008, the Fund had a net capital loss carryforward of $83,328,661, which will expire in 2016 if not utilized.

     At November 30, 2008, the Fund has reclassified $971,808 to increase undistributed net investment income, $1,306,778 to decrease accumulated net realized loss on investments and foreign currency transactions and $2,278,586 to decrease paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The Fund has elected to defer approximately $31,099,572 of capital losses recognized between November 1, 2008 and November 30, 2008 to its fiscal year ending November 30, 2009.

     The tax character of distributions paid during the years ended November 30, 2008 and November 30, 2007 was as follows:

-----------------------------------------------------------
                                    2008               2007
-----------------------------------------------------------
   Distributions paid from:
   Ordinary income                   $-        $          -
   Long-term capital gain             -         154,049,231
-----------------------------------------------------------
      Total                          $-        $154,049,231
===========================================================

42     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:

----------------------------------------------------
                                               2008
----------------------------------------------------
   Distributable earnings:
   Capital loss carryforward         $  (83,328,661)
   Post-October loss deferred           (31,099,572)
   Unrealized depreciation             (161,908,503)
----------------------------------------------------
      Total                          $ (276,336,736)
====================================================

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales, tax basis adjustments on REIT holdings and iShares.

F.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $42,204 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2008.

G.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     43

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

I.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% on assets over $1 billion. The management fee was equivalent to 0.85% of the average daily net assets for the period.

Prior to January 1, 2006, management fees were calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates"

44     Pioneer Small Cap Value Fund | Annual Report | 11/30/08
reflected on the Statement of Assets and Liabilities is $32,009 in management fees, administrative costs and certain other fees payable to PIM at November 30, 2008.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund paid out-of-pocket expenses incurred by PIMSS related to shareholder activities such as proxy and statement mailings, outgoing phone calls and omnibus relation contracts. For the year ended November 30, 2008, out of pocket expenses were as follows:

 Shareholder Communications:
 Class A                       $355,695
 Class B                         60,404
 Class C                        171,120
 Class R                         46,525
 Class Y                          1,625
---------------------------------------
    Total                      $635,369
=======================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $186,309 in transfer agent fees and shareholder communication expense payable to PIMSS at November 30, 2008.

4.   Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $14,819 in distribution fees payable to PFD at November 30, 2008.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     45
administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2008, CDSCs in the amount of $67,559 were paid to PFD.

5.   Expense Offsets Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2008, the Fund's expenses were reduced by $37,211 under this arrangement.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $115 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $115 million or the limits set by its prospectuses for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such participating Funds based on their respective borrowing limits. For the year ended November 30, 2008, the Fund had no borrowings under this agreement.

7.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

46     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Small Cap Value Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Small Cap Value Fund (the "Fund"), including the schedule of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small Cap Value Fund at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Boston, Massachusetts
January 23, 2009

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     47

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

48     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

Interested Trustees

-----------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
-----------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 1996.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
--------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset Man-         None
                            agement S.p.A. ("PGAM"); Non-Executive Chairman and a Direc-
                            tor of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative Invest-
                            ment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds Dis-
                            tributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
--------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of Pioneer
                            Investment Management, Inc. and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice President of all of the Pioneer Funds (since March 2007); Director of
                            Pioneer Global Asset Management S.p.A. (since April 2007);
                            Head of New Markets Division, Pioneer Global Asset Management
                            S.p.A. (2000 - 2007)
--------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     49

Independent Trustees

-------------------------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
-------------------------------------------------------------------------------
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor trustee is
                                      elected or earlier retirement or removal.
-------------------------------------------------------------------------------
Mary K. Bush (60)    Trustee          Trustee since 1997.
                                      Serves until a successor trustee is
                                      elected or earlier retirement or removal.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships
Name and Age         Principal Occupation During Past Five Years                          Held by this Trustee
-------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Executive Vice President and Chief Financial Officer, I-trax, Inc.   Director of Enterprise Com-
                     (publicly traded health care services company) (2004 - 2007);        munity Investment, Inc.
                     Partner, Federal City Capital Advisors (boutique merchant bank)      (privately-held affordable
                     (1997 to 2004 and 2008 - present); and Executive Vice Presi-         housing finance company);
                     dent and Chief Financial Officer, Pedestal Inc. (internet-based      and Director of New York
                     mortgage trading company) (2000 - 2002)                              Mortgage Trust (publicly
                                                                                          traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)    President, Bush International, LLC (international financial          Director of Marriott Interna-
                     advisory firm)                                                       tional, Inc., Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company)
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of
                                                                                          Governors, Investment
                                                                                          Company Institute
-------------------------------------------------------------------------------------------------------------------------

50     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

--------------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
--------------------------------------------------------------------------------
Benjamin M. Friedman (64)   Trustee         Trustee since 2008.
                                            Serves until a successor trustee is
                                            elected or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee         Trustee since 1996.
                                            Serves until a successor trustee is
                                            elected or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor trustee is
                                            elected or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee         Trustee since 1996.
                                            Serves until a successor trustee is
                                            elected or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Stephen K. West (80)        Trustee         Trustee since 1996.
                                            Serves until a successor trustee is
                                            elected or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (64)   Professor, Harvard University                                       Trustee, Mellon Institutional
                                                                                                Funds Investment Trust and
                                                                                                Mellon Institutional Funds
                                                                                                Master Portfolio (oversees 17
                                                                                                portfolios in fund complex)
-----------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice-President and Corporate Secretary, The      None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
-----------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (2008 - present) (tech-   None
                            nology products for securities lending industry); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
-----------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,    Director of New America
                            Inc. (investment banking firm)                                      High Income Fund, Inc.
                                                                                                (closed-end investment
                                                                                                company)
-----------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                  Director, The Swiss Helvetia
                                                                                                Fund, Inc. (closed-end
                                                                                                investment company)
-----------------------------------------------------------------------------------------------------------------------------

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     51

Fund Officers

------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------
Mark E. Bradley (48)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------
Gary Sullivan (50)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
---------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of Pioneer;     None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
---------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                              2002 to December 2007
---------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Vice President - Fund Accounting, Administration and Controller-    None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from March
                             2004 to February 2008; Assistant Treasurer of all of the Pioneer
                             Funds from March 2004 to February 2008; and Treasurer and Senior
                             Vice President, CDC IXIS Asset Management Services from 2002 to 2003
---------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)        Assistant Vice President - Fund Accounting, Administration and      None
                             Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)           Fund Accounting Manager - Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------

52     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

------------------------------------------------------------------------------
                              Position Held              Length of Service
Name and Age                  with the Fund              and Term of Office
------------------------------------------------------------------------------
Katherine Kim Sullivan (35)   Assistant Treasurer        Since 2003. Serves at
                                                         the discretion of the
                                                         Board
------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer   Since 2007. Serves at
                                                         the discretion of the
                                                         Board
------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                  Principal Occupation During Past Five Years                      Held by this Officer
-------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (35)   Fund Administration Manager - Fund Accounting, Administration    None
                              and Controllership Services since June 2003 and Assistant Trea-
                              surer of all of the Pioneer Funds since September 2003;
                              Assistant Vice President - Mutual Fund Operations of State
                              Street Corporation from June 2002 to June 2003 (formerly
                              Deutsche Bank Asset Management)
-------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)        Chief Compliance Officer of Pioneer since December 2006 and of   None
                              all the Pioneer Funds since January 2007; Vice President and
                              Compliance Officer, MFS Investment Management (August 2005
                              to December 2006); Consultant, Fidelity Investments (February
                              2005 to July 2005); Independent Consultant (July 1997 to
                              February 2005)
-------------------------------------------------------------------------------------------------------------------

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     53

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54     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

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                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     55

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56     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

                            This page for your notes.

                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     57

                            This page for your notes.

58     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

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                  Pioneer Small Cap Value Fund | Annual Report | 11/30/08     59

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60     Pioneer Small Cap Value Fund | Annual Report | 11/30/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: www.pioneerinvestments.com

This report must be preceded by or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2008 Pioneer Investments 19452-02-0109



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $36,700 in 2008 and $34,175 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended November 30, 2008 and 2007


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $7,820 for 2008 and 2007, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended November 30, 2008 and 2007

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2008 and $7,820 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2009

* Print the name and title of each signing officer under his or her signature.